CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues:
Gas operating revenues	$ 1,357,728	$ 1,302,308	$ 1,321,412
Utility infrastructure services revenues	1,522,285	1,246,484	1,139,078
Total operating revenues	2,880,013	2,548,792	2,460,490
Operating expenses:
Net cost of gas sold	419,388	355,045	397,121
Operations and maintenance	406,393	392,763	381,964
Depreciation and amortization	249,212	250,951	289,132
Taxes other than income taxes	59,898	57,946	52,376
Utility infrastructure services expenses	1,387,689	1,148,963	1,024,423
Total operating expenses	2,522,580	2,205,668	2,145,016
Operating income	357,433	343,124	315,474
Other income and (expenses):
Net interest deductions	(96,671)	(78,064)	(73,660)
Other income (deductions)	(17,426)	(6,030)	(10,291)
Total other income and (expenses)	(114,097)	(84,094)	(83,951)
Income before income taxes	243,336	259,030	231,523
Income tax expense	61,684	65,088	78,468
Net income	181,652	193,942	153,055
Net income (loss) attributable to noncontrolling interests	(625)	101	1,014
Net income attributable to Southwest Gas Holdings, Inc.	$ 182,277	$ 193,841	$ 152,041
Basic earnings per share (in USD per share)	$ 3.69	$ 4.04	$ 3.20
Diluted earnings per share (in USD per share)	$ 3.68	$ 4.04	$ 3.18
Average number of common shares (in shares)	49,419	47,965	47,469
Average shares (assuming dilution) (in shares)	49,476	47,991	47,814
Southwest Gas Corporation
Operating revenues:
Gas operating revenues	$ 1,357,728	$ 1,302,308	$ 1,321,412
Operating expenses:
Net cost of gas sold	419,388	355,045	397,121
Operations and maintenance	404,813	391,321	381,964
Depreciation and amortization	191,816	201,922	233,463
Taxes other than income taxes	59,898	57,946	52,376
Total operating expenses	1,075,915	1,006,234	1,064,924
Operating income	281,813	296,074	256,488
Other income and (expenses):
Net interest deductions	(81,740)	(69,733)	(66,997)
Other income (deductions)	(17,240)	(6,388)	(11,484)
Total other income and (expenses)	(98,980)	(76,121)	(78,481)
Income before income taxes	182,833	219,953	178,007
Income tax expense	43,991	63,135	58,584
Net income	138,842	156,818	153,055
Net income from continuing operations	138,842	156,818	119,423
Discontinued operations - utility infrastructure services, income before income taxes	0	0	53,516
Discontinued operations - utility infrastructure services, income tax expense	0	0	19,884
Discontinued operations - utility infrastructure services, Income	0	0	33,632
Discontinued operations-construction services - Noncontrolling interests	0	0	1,014
Income - discontinued operations	0	0	32,618
Net income attributable to Southwest Gas Holdings, Inc.	$ 138,842	$ 156,818	$ 152,041